Deposits - Schedule of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Deposits [Abstract]
Non-interest bearing demand: Amount	$ 208,457	$ 224,054	$ 190,964
Interest-bearing demand: Amount		700,248	731,521
Savings and club: Amount		518,421	466,559
Certificates of deposit: Amount		1,037,218	981,464
Total deposits	$ 2,464,845	$ 2,479,941	$ 2,370,508
Non-interest-bearing demand, Weighted Average Interest Rate		0.00%	0.00%
Interest-bearing demand, Weighted Average Interest Rate		0.24%	0.29%
Savings and club, Weighted Average Interest Rate		0.16%	0.16%
Certificates of deposit, Weighted Average Interest Rate		1.09%	1.05%
Total deposits, Weighted Average Interest Rate		0.56%	0.55%